Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Discretionary Index ETF - Fidelity MSCI Consumer Discretionary Index ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	9.32%
Annual Return 2015	6.39%
Annual Return 2016	6.64%
Annual Return 2017	22.78%
Annual Return 2018	(0.74%)
Annual Return 2019	27.53%
Annual Return 2020	49.33%
Annual Return 2021	24.34%
Annual Return 2022	(35.21%)
Annual Return 2023	40.42%